Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

(15) Commitments and Contingencies

(a)	Leases

The Company has entered into several operating leases for office space. Rent expense amounted to $1,213, $1,614 and $1,557 during 2016, 2015 and 2014, respectively.

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2016 were as follows:

Operating leasing
Year ending December 31:
2017	$2,220
2018	2,224
2019	2,229
2020	2,119
2021 and thereafter	11,612
Total	$20,404

(b)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s TMCL II Secured Debt Facility, TMCL IV Secured Debt Facility, TW Credit Facility, TAP Funding Revolving Credit Facility, 2013-1 Bonds and 2014-1 Bonds. In addition, TL is required under it’s credit facilities to maintain $25,000 cash balance through February 28, 2017. The total balance of these restricted cash accounts was $58,078 and $33,917 as of December 31, 2016 and 2015, respectively.